Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (204,944)	$ 353,082
Adjustments to reconcile net income to net cash used by operating activities:
Depreciation of music inventory	93	230
Change in fair value of derivative liability	37,233	(543,223)
Amortization of debt discounts	19,900	24,125
Changes in operating assets and liabilities:
Accounts payable	0	16,975
Accrued interest payable on notes payable	87,172	88,474
Accrued consulting fees	60,000	60,000
Net Cash Used by Operating Activities	(546)	(337)
CASH FLOWS FROM INVESTING ACTIVITIES:	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	146	(46)
Proceeds from notes payable to related parties	400	500
Net Cash Provided by Financing Activities	546	454
NET INCREASE IN CASH AND CASH EQUIVALENTS	0	117
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	0	117
Cash Payments For:
Interest	0	0
Income taxes	$ 0	$ 0